Provisions (Tables)	12 Months Ended
Dec. 31, 2024
Provisions
Schedule of provisions

	Decommissioning
($ millions)	and Restoration(1)	Royalties	Other(2)	Total
At December 31, 2022	9 901	182	281	10 364
Liabilities incurred	212	134	327	673
Acquisitions (note 16)(3)	1 242	-	-	1 242
Change in discount rate	515	-	-	515
Changes in estimates	688	-	(123)	565
Liabilities settled	(390)	(26)	(113)	(529)
Accretion	532	-	-	532
Asset disposals	(17)	-	-	(17)
Divestments (note 16)(3)	(757)	-	-	(757)
Foreign exchange	5	-	-	5
At December 31, 2023	11 931	290	372	12 593
Less: current portion	(430)	(290)	(263)	(983)
	11 501	-	109	11 610
At December 31, 2023	11 931	290	372	12 593
Liabilities incurred	339	78	88	505
Change in discount rate	871	-	-	871
Changes in estimates	(1 007)	1	32	(974)
Liabilities settled	(488)	(89)	(174)	(751)
Accretion	592	-	-	592
Foreign exchange	33	-	20	53
At December 31, 2024	12 271	280	338	12 889
Less: current portion	(436)	(280)	(242)	(958)
	11 835	-	96	11 931

(1)	Decommissioning and restoration provisions are associated with the retirement of Property, Plant and Equipment and Exploration and Evaluation assets. The total undiscounted and uninflated amount of estimated future cash flows required to settle the obligations at December 31, 2024 was approximately $21.5 billion (December 31, 2023 – $23.5 billion). A weighted average credit-adjusted risk-free interest rate of 4.80% was used to discount the provision recognized at December 31, 2024 (December 31, 2023 – 5.20%). The credit-adjusted risk-free interest rate used reflects the expected time frame of the provisions. Payments to settle the decommissioning and restoration provisions occur on an ongoing basis and will continue over the lives of the operating assets, which can exceed 50 years.
(2)	During 2024, liabilities incurred include an $80 million provision related to an equity investment and liabilities settled include restructuring related payments. As at December 31, 2024, other provisions also includes other legal, insurance, and environmental provisions.
(3)	In connection with the 2023 TotalEnergies Canada acquisition (note 16), Suncor was deemed to have divested of its pre-existing interest in Fort Hills, presented as divestments, and re-acquired it at fair value. As such, acquisitions include 100% of the fair value of the decommissioning and restoration provision related to the TotalEnergies Canada acquisition, including the reevaluations of the existing working interest and the remaining capacity on a regional pipeline.

Schedule of impact of changes in discount rate on decommissioning and restoration liabilities.	Changes to the discount rate would have the following impact on Decommissioning and Restoration liabilities:

As at December 31	2024	2023
1% Increase	(1 856)	(1 799)
1% Decrease	2 437	2 390